SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Reconcilation of Earnings per Share

Following is a reconciliation of basic earnings per share ("EPS") and diluted EPS for the three months and six months ended December 31, 2012 and 2011:

	Three months ended December 31, 2012			Three months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$4,606,706	392,681,078	$0.01	$1,200,261	322,152,698	$0.00
Dilutive effect of convertible debt	-	19,789,474	-	60,606	13,301,025	-
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	258,225	-	(80,556)	622,222	-
Dilutive effect of restricted stock and restricted stock units	-	590,618	-	-	2,700,000	-
Diluted EPS	$4,586,590	413,319,395	$0.01	$1,180,311	338,775,945	$0.00

	Six months ended December 31, 2012			Six months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$3,175,251	373,707,097	$0.01	$5,040,241	304,987,248	$0.02
Dilutive effect of convertible debt	100,001	14,859,842	-	118,995	12,814,450	-
Dilutive effect of warrants calculated using the treasury stock method	(33,781)	322,510	-	(333,200)	816,667	-
Dilutive effect of restricted stock and restricted stock units	-	657,374	-	-	2,700,000	-
Diluted EPS	$3,241,471	389,546,823	$0.01	$4,826,036	321,318,365	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

The following table sets forth the schedule of anti-dilutive securities excluded from the computation of diluted income per share:

	Three months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

	Six months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

For the years ended June 30, 2012 and 2011, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	Years Ended
	June 30, 2012	June 30, 2011
Stock options	533,333	433,333
Stock warrants	89,284,712	54,200,565
Convertible debt	14,859,842	3,750,000
	104,677,887	58,383,898